SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL STATEMENT INFORMATION - BALANCE SHEETS (Detail) - USD ($) $ in Thousands		Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2012
Current assets:
Cash and cash equivalents		$ 65,754		$ 49,108		$ 63,624		$ 114,084
Restricted cash		1,762		675
Receivables, net		53,944		30,640
Inventories		15,546		14,544
Other current assets		18,530		16,997
Total current assets		155,536		111,964
Non-current assets:
Property and equipment, net		1,352,055		1,424,068
Goodwill		39,459		39,459
Other intangible assets, net		406,718		405,109
Other assets, net		66,365		54,931
Inter-company receivables		0		0
Investment in subsidiaries		0		0
Total assets		2,020,133		2,035,531
Current liabilities:
Current portion of long-term debt		49,194		29,302
Current portion of relinquishment liability		0		25,194
Due to Mohegan Tribe		6,000		2,250
Current portion of capital leases		824		793
Trade payables		15,016		24,086
Construction payables		13,137		5,832
Accrued interest payable		12,055		8,659
Other current liabilities		141,280		127,175
Total current liabilities		237,506		223,291
Non-current liabilities:
Long-term debt, net of current portion		1,593,730		1,655,535
Due to Mohegan Tribe, net of current portion		17,420		23,420
Capital leases, net of current portion		1,521		2,345
Other long-term liabilities		1,915		6,113
Inter-company payables		0		0
Accumulated losses in excess of investment in subsidiaries		0		0
Total liabilities		1,852,092		1,910,704
Capital:
Retained earnings		169,452		125,058
Mohegan Tribal Gaming Authority capital		169,452		125,058
Non-controlling interests		(1,411)		(231)
Total capital		168,041		124,827		199,385		209,263
Total liabilities and capital		2,020,133		2,035,531
Authority
Current assets:
Cash and cash equivalents		42,093		33,939		44,060		91,836
Restricted cash		62		47
Receivables, net		29,134		27,537
Inventories		14,401		13,339
Other current assets		15,569		15,559
Total current assets		101,259		90,421
Non-current assets:
Property and equipment, net		1,098,588		1,142,363
Goodwill		0		0
Other intangible assets, net		120,281		120,395
Other assets, net		10,711		8,768
Inter-company receivables		254,348		228,122
Investment in subsidiaries		328,462		325,651
Total assets		1,913,649		1,915,720
Current liabilities:
Current portion of long-term debt		46,248		28,887
Current portion of relinquishment liability				25,194
Due to Mohegan Tribe		0		0
Current portion of capital leases		824		793
Trade payables		12,365		18,893
Construction payables		11,149		4,411
Accrued interest payable		5,461		5,725
Other current liabilities		108,911		90,684
Total current liabilities		184,958		174,587
Non-current liabilities:
Long-term debt, net of current portion		1,555,487		1,611,107
Due to Mohegan Tribe, net of current portion		0		0
Capital leases, net of current portion		1,521		2,345
Other long-term liabilities		1,915		2,307
Inter-company payables		0		0
Accumulated losses in excess of investment in subsidiaries		0		0
Total liabilities		1,743,881		1,790,346
Capital:
Retained earnings		169,768		125,374
Mohegan Tribal Gaming Authority capital		169,768		125,374
Non-controlling interests		0		0
Total capital		169,768		125,374
Total liabilities and capital		1,913,649		1,915,720
Total Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	[1]	22,167		14,767		18,655		21,757
Restricted cash	[1]	1,661		628
Receivables, net	[1]	3,585		2,637
Inventories	[1]	1,145		1,205
Other current assets	[1]	2,928		1,182
Total current assets	[1]	31,486		20,419
Non-current assets:
Property and equipment, net	[1]	214,778		222,425
Goodwill	[1]	39,459		39,459
Other intangible assets, net	[1]	284,418		284,714
Other assets, net	[1]	4,017		3,970
Inter-company receivables	[1]	94,033		65,981
Investment in subsidiaries	[1]	0		0
Total assets	[1]	668,191		636,968
Current liabilities:
Current portion of long-term debt	[1]	0		0
Current portion of relinquishment liability	[1]			0
Due to Mohegan Tribe	[1]	0		0
Current portion of capital leases	[1]	48		58
Trade payables	[1]	2,564		5,181
Construction payables	[1]	1,888		794
Accrued interest payable	[1]	0		0
Other current liabilities	[1]	29,699		29,504
Total current liabilities	[1]	34,199		35,537
Non-current liabilities:
Long-term debt, net of current portion	[1]	0		0
Due to Mohegan Tribe, net of current portion	[1]	0		0
Capital leases, net of current portion	[1]	5,770		6,111
Other long-term liabilities	[1]	0		0
Inter-company payables	[1]	246,380		225,269
Accumulated losses in excess of investment in subsidiaries	[1]	40,873		31,680
Total liabilities	[1]	327,222		298,597
Capital:
Retained earnings	[1]	340,969		338,371
Mohegan Tribal Gaming Authority capital	[1]	340,969		338,371
Non-controlling interests	[1]	0		0
Total capital	[1]	340,969		338,371
Total liabilities and capital	[1]	668,191		636,968
Total Non Guarantor Subsidiaries and Entities
Current assets:
Cash and cash equivalents		1,494	[2]	402	[2],[3]	909	[3]	491	[3]
Restricted cash	[2]	39		0
Receivables, net	[2]	22,871		1,287
Inventories	[2]	0		0
Other current assets	[2]	33		256
Total current assets	[2]	24,437		1,945
Non-current assets:
Property and equipment, net	[2]	38,689		59,280
Goodwill	[2]	0		0
Other intangible assets, net	[2]	2,019		0
Other assets, net	[2]	57,597		48,505
Inter-company receivables	[2]	0		0
Investment in subsidiaries	[2]	0		0
Total assets	[2]	122,742		109,730
Current liabilities:
Current portion of long-term debt	[2]	2,946		415
Current portion of relinquishment liability	[2]			0
Due to Mohegan Tribe	[2]	6,000		2,250
Current portion of capital leases	[2]	0		0
Trade payables	[2]	87		12
Construction payables	[2]	100		627
Accrued interest payable	[2]	6,594		2,934
Other current liabilities	[2]	4,268		7,750
Total current liabilities	[2]	19,995		13,988
Non-current liabilities:
Long-term debt, net of current portion	[2]	38,243		44,428
Due to Mohegan Tribe, net of current portion	[2]	17,420		23,420
Capital leases, net of current portion	[2]	0		0
Other long-term liabilities	[2]	0		3,806
Inter-company payables	[2]	102,001		68,834
Accumulated losses in excess of investment in subsidiaries	[2]	0		0
Total liabilities	[2]	177,659		154,476
Capital:
Retained earnings	[2]	(55,157)		(44,746)
Mohegan Tribal Gaming Authority capital	[2]	(55,157)		(44,746)
Non-controlling interests	[2]	240		0
Total capital	[2]	(54,917)		(44,746)
Total liabilities and capital	[2]	122,742		109,730
Consolidating/Eliminating Adjustments
Current assets:
Cash and cash equivalents		0		0		$ 0		$ 0
Restricted cash		0		0
Receivables, net		(1,646)		(821)
Inventories		0		0
Other current assets		0		0
Total current assets		(1,646)		(821)
Non-current assets:
Property and equipment, net		0		0
Goodwill		0		0
Other intangible assets, net		0		0
Other assets, net		(5,960)		(6,312)
Inter-company receivables		(348,381)		(294,103)
Investment in subsidiaries		(328,462)		(325,651)
Total assets		(684,449)		(626,887)
Current liabilities:
Current portion of long-term debt		0		0
Current portion of relinquishment liability				0
Due to Mohegan Tribe		0		0
Current portion of capital leases		(48)		(58)
Trade payables		0		0
Construction payables		0		0
Accrued interest payable		0		0
Other current liabilities		(1,598)		(763)
Total current liabilities		(1,646)		(821)
Non-current liabilities:
Long-term debt, net of current portion		0		0
Due to Mohegan Tribe, net of current portion		0		0
Capital leases, net of current portion		(5,770)		(6,111)
Other long-term liabilities		0		0
Inter-company payables		(348,381)		(294,103)
Accumulated losses in excess of investment in subsidiaries		(40,873)		(31,680)
Total liabilities		(396,670)		(332,715)
Capital:
Retained earnings		(286,128)		(293,941)
Mohegan Tribal Gaming Authority capital		(286,128)		(293,941)
Non-controlling interests		(1,651)		(231)
Total capital		(287,779)		(294,172)
Total liabilities and capital		$ (684,449)		$ (626,887)

[1]	Includes the Pocono Subsidiaries, MBC, Mohegan Golf, Mohegan Ventures-NW, MVW, WTG and MTGA Gaming.
[2]	Includes Mohegan Lacrosse, MGA and subsidiaries, Downs Lodging, Salishan-Mohegan, MG&H and Mohegan Resorts and subsidiaries.
[3]	Includes MGA and subsidiaries, Downs Lodging, Salishan-Mohegan, MG&H and Mohegan Resorts and subsidiaries.